STOCK OPTION AND STOCK UNIT PLANS - INCENTIVE PLANS (Details)	12 Months Ended
Dec. 31, 2016 item shares
STOCK OPTION AND STOCK UNIT PLANS
Number of long-term incentive compensation plans | item	4
2002 ISO plan
STOCK OPTION AND STOCK UNIT PLANS
Maximum number of common shares reserved for issuance under the share-based compensation plan	60,000,000
Number of shares issued to date under the share-based compensation plan	50,000,000
2007 ISO and PSO plans
STOCK OPTION AND STOCK UNIT PLANS
Maximum number of common shares reserved for issuance under the share-based compensation plan	71,000,000
Number of shares issued to date under the share-based compensation plan	14,000,000
Number of shares exercised to date under the share-based compensation plan	14,000,000
PSU and RSU plans
STOCK OPTION AND STOCK UNIT PLANS
Number of common shares for each stock unit granted	1